Guarantees (Tables)	12 Months Ended
Dec. 31, 2017
Guarantees [Abstract]
Schedule of Guarantor Obligations [Table Text Block]
As of December 31, 2017 and 2016, the following financial guarantees were outstanding:

	December 31, 2017		December 31, 2016
(dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
Commercial aerospace financing arrangements (see Note 5)	$336	$8	$348	$14
Credit facilities and debt obligations (expire 2018 to 2028)	256	15	270	15
Performance guarantees	56	2	55	4

Product Warranty Disclosure [Table Text Block]
The changes in the carrying amount of service and product warranties and product performance guarantees for the years ended December 31, 2017 and 2016 are as follows:

(dollars in millions)	2017	2016
Balance as of January 1	$1,199	$1,212
Warranties and performance guarantees issued	323	246
Settlements made	(207)	(240)
Other	9	(19)
Balance as of December 31	$1,324	$1,199